Unaudited Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands		Total		Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit	Accumulated Other Comprehensive Income	Redeemable Convertible Preferred Stock [Member]		Previously Reported [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Accumulated Deficit	Previously Reported [Member] Accumulated Other Comprehensive Income	Previously Reported [Member] Redeemable Convertible Preferred Stock [Member]	Adjusted [Member]	Adjusted [Member] Acquisition Of Assembled Workforce [Member]	Adjusted [Member] Common Stock [Member]	Adjusted [Member] Common Stock [Member] Acquisition Of Assembled Workforce [Member]	Adjusted [Member] Additional Paid-in Capital [Member]	Adjusted [Member] Additional Paid-in Capital [Member] Acquisition Of Assembled Workforce [Member]	Adjusted [Member] Accumulated Deficit	Adjusted [Member] Accumulated Deficit Acquisition Of Assembled Workforce [Member]	Adjusted [Member] Accumulated Other Comprehensive Income	Adjusted [Member] Accumulated Other Comprehensive Income Acquisition Of Assembled Workforce [Member]	Adjusted [Member] Redeemable Convertible Preferred Stock [Member]
Adjusted [Member]
Redeemable Convertible Preferred Stock [Member]
Issuance Of Redeemable Convertible Preferred Stock Upon Conversion Of Two Thousand And Seventeen Convertible Notes And Two Thousand And Two Thousand And Nineteen Simple Agreement For Future Equity [Member]
																													Adjusted [Member] Redeemable Convertible Preferred Stock [Member] Conversion Of Convertible Notes [Member]	Adjusted [Member] Redeemable Convertible Preferred Stock [Member] Acquisition Of Assembled Workforce [Member]
Adjusted [Member]
Redeemable Convertible Preferred Stock [Member]
Issuance Of Redeemable Convertible Preferred Stock Upon Conversion Of Convertible Notes And Simple Agreement For Future Equity Notes [Member]
																																Adjusted [Member] Redeemable Convertible Preferred Stock [Member] Issue Of Redeemable Convertible Preferred Stock Upon Acquisition [Member]	Adjusted [Member] Redeemable Convertible Preferred Stock [Member] Issuance Of Redeemable Convertible Preferred Stock Upon Conversion Of Simple Agreement Of Future Equity Notes [Member]	Previously Reported [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Accumulated Deficit	Previously Reported [Member] Accumulated Other Comprehensive Income	Previously Reported [Member] Redeemable Convertible Preferred Stock [Member]
Balance at Dec. 31, 2019																	$ (17,964)		$ 2		$ 22,966		$ (40,932)		$ 0									$ (40,752)	$ 0	$ 180	$ (40,932)	$ 0
Balance (in Shares) at Dec. 31, 2019																			6,855,244																1,103,289
Redeemable, Balance at Dec. 31, 2019																											$ 0												$ 22,788
Redeemable, Balance (in Shares) at Dec. 31, 2019																											0												13,090,720
Redeemable convertible preferred Stock upon conversion note																											$ 7,419	$ 3,661
Redeemable convertible preferred Stock upon conversion note (in Shares)																											2,800,283	2,322,150
Retroactive application of recapitalization											$ 8,613	$ 0	$ 8,613	$ 0	$ 0	$ (8,613)																		22,788	$ 2	22,786	0	0	$ (22,788)
Retroactive application of recapitalization (in Shares)												2,929,165				(3,473,650)																			5,751,955				(13,090,720)
Reclassification of prepaid PIPE(2)																	2,330		$ 0		2,330		0		0				$ (2,330)
Reclassification of prepaid PIPE(2) (in Shares)																			1,648,783										(1,648,783)
Exercise of common stock options																	84		$ 0		84		0		0		$ 0
Exercise of common stock options (in Shares)																			942,500								0
Issuance of common stock warrants																	137		$ 0		137		0		0		$ (137)
Stock-based compensation																	109		0		109		0		0		0
Net loss		$ (5,682)															(5,682)		0		0		(5,682)		0		0
Balance at Dec. 31, 2020											(3,022)	$ 0	2,660	(5,682)	0		(12,373)		$ 2		34,239		(46,614)		0
Balance (in Shares) at Dec. 31, 2020												2,591,893							9,784,409
Redeemable, Balance at Dec. 31, 2020																$ 8,613											$ 0
Redeemable, Balance (in Shares) at Dec. 31, 2020																3,473,650											0
Retroactive application of recapitalization											0	$ 0	0	0	0	$ 0
Retroactive application of recapitalization (in Shares)												21,734				0
Issuance of common stock in connection with forward purchase agreements(3)																		$ 17		$ 0		$ 17		$ 0		$ 0				$ 0
Issuance of common stock in connection with forward purchase agreements(3) (in Shares)																				30,000										0
Exercise of common stock options																	6		$ 0		6		0		0		$ 0
Exercise of common stock options (in Shares)		7,245																	15,000								0
Issuance of common stock warrants																	42		$ 0		42		0		0		$ 0
Stock-based compensation																	200		0		200		0		0		0
Net loss		$ (9,282)															(9,282)		0		0		(9,282)		0		0
Balance at Dec. 31, 2021		(21,390)									(9,017)	$ 0	265	(9,282)	0		(21,390)		$ 1		34,505		(55,896)		0		$ 0							(52,791)	$ 0	3,105	(55,896)	0	$ 31,401
Balance (in Shares) at Dec. 31, 2021												45,000							9,806,143								0								3,739,572				16,564,370
Redeemable, Balance at Dec. 31, 2021																$ 0											$ 0
Redeemable, Balance (in Shares) at Dec. 31, 2021																0											0
Retroactive application of recapitalization											11,558	$ 0	11,558	0	0	$ (11,558)																		31,401	$ 1	31,400	0	0	$ (31,401)
Retroactive application of recapitalization (in Shares)												1,338,569				(2,771,551)																			6,066,571				(16,564,370)
Issuance of common stock bonus shares in connection with Merger(4)	[1]
Issuance of Series D-1, D-2, and D-3 redeemable convertible preferred stock upon conversion of convertible notes and SAFEs(1)	[2]																0		$ 0		0		0		0		$ 11,558
Issuance of Series D-1, D-2, and D-3 redeemable convertible preferred stock upon conversion of convertible notes and SAFEs(1) (in Shares)	[2]																		0								2,771,551
Issuance of common stock options																	28		$ 0		28		0		0		$ 0
Issuance of common stock options (in Shares)																			103,353								0
Issuance of common stock warrants																	3,447		$ 0		3,447		0		0		$ 0
Stock-based compensation																	217		0		217		0		0		0
Net loss		(10,809)															(10,809)		0		0		(10,809)		0		0
Balance at Sep. 30, 2022											(28,507)	$ 1	38,197	(66,705)	0	$ 11,558	(16,949)		$ 1		49,755		(66,705)		0		$ 0
Balance (in Shares) at Sep. 30, 2022												9,909,496				2,771,551			11,248,065								0
Balance at Dec. 31, 2021		$ (21,390)									(9,017)	$ 0	265	(9,282)	0		(21,390)		$ 1		34,505		(55,896)		0		$ 0							(52,791)	$ 0	3,105	(55,896)	0	$ 31,401
Balance (in Shares) at Dec. 31, 2021												45,000							9,806,143								0								3,739,572				16,564,370
Redeemable, Balance at Dec. 31, 2021																$ 0											$ 0
Redeemable, Balance (in Shares) at Dec. 31, 2021																0											0
Redeemable convertible preferred Stock upon conversion note																																$ 52,201	$ 60,470
Redeemable convertible preferred Stock upon conversion note (in Shares)																																6,803,550	8,171,662
Retroactive application of recapitalization																																		0	$ 1	124,228	0	0	$ (124,299)
Retroactive application of recapitalization (in Shares)																																			10,126,286				(17,746,763)
Conversion of 2022 Convertible Notes into common stock (in Shares)		62,500
Issuance of common stock in connection with business combination																	27,295		$ 0		27,295		0		0		$ 0
Issuance of common stock in connection with business combination (in Shares)																			2,884,550								0
Exercise of common stock options																	105		$ 0		105		0		0		$ 0
Exercise of common stock options (in Shares)		162,034																	335,496								0
Issuance of Series D-1, D-2, and D-3 redeemable convertible preferred stock upon conversion of convertible notes and SAFEs(1)																	0		$ 0		0		0		0						$ 11,558
Issuance of Series D-1, D-2, and D-3 redeemable convertible preferred stock upon conversion of convertible notes and SAFEs(1) (in Shares)																			0												2,771,551
Issuance of common stock warrants																	3,589		$ 0		3,589		0		0		$ 0
Stock-based compensation																	903		0		903		0		0		0
Foreign currency translation																	27		0		0		0		27		0
Net loss		$ (29,477)															(29,477)		0		0		(29,477)		0		0
Balance at Dec. 31, 2022		105,281		$ 3		$ 190,624	$ (85,373)	$ 27			(50,349)		34,997	(85,373)	27	$ 155,630	105,281		$ 3		190,624		(85,373)		27									27	$ 0	31,892	(29,477)	27
Balance (in Shares) at Dec. 31, 2022				19,932,429					0			6,959,618				34,311,133			19,932,429																3,220,046
Redeemable, Balance at Dec. 31, 2022																											$ 0												$ 124,229
Redeemable, Balance (in Shares) at Dec. 31, 2022																											0												17,746,763
Balance at Jun. 30, 2022											(55,856)	$ 0	6,703	(62,559)	0	$ 42,959	(12,897)		$ 1		49,661		(62,559)		0		$ 0
Balance (in Shares) at Jun. 30, 2022												3,931,068				19,335,921			11,237,198								0
Retroactive application of recapitalization											42,959	$ 1	42,958	0	0	$ (42,959)
Retroactive application of recapitalization (in Shares)												7,306,130				(19,335,921)
Issuance of common stock bonus shares in connection with Merger(4)	[1]
Exercise of common stock options																	9		$ 0		9		0		0		$ 0
Exercise of common stock options (in Shares)																			10,867								0
Issuance of common stock warrants
Stock-based compensation																	85		$ 0		85		0		0		$ 0
Net loss		(4,146)															(4,146)		0		0		(4,146)		0		0
Balance at Sep. 30, 2022											(28,507)	$ 1	38,197	(66,705)	0	$ 11,558	(16,949)		$ 1		49,755		(66,705)		0		$ 0
Balance (in Shares) at Sep. 30, 2022												9,909,496				2,771,551			11,248,065								0
Balance at Dec. 31, 2022		105,281		$ 3		190,624	(85,373)	27			(50,349)		34,997	(85,373)	27	$ 155,630	105,281		$ 3		190,624		(85,373)		27									$ 27	$ 0	$ 31,892	$ (29,477)	$ 27
Balance (in Shares) at Dec. 31, 2022				19,932,429					0			6,959,618				34,311,133			19,932,429																3,220,046
Retroactive application of recapitalization											155,630	$ 3	155,627	0	0	$ (155,630)
Retroactive application of recapitalization (in Shares)												12,972,811				(34,311,133)
Conversion of 2022 Convertible Notes into common stock		$ 40,952		$ 2		40,950	0	0	$ 0
Conversion of 2022 Convertible Notes into common stock (in Shares)		62,500		5,460,075					0
Issuance of common stock upon the reverse capitalization, net of offering costs		$ 5,220		$ 2		5,218	0	0	$ 0
Issuance of common stock upon the reverse capitalization, net of offering costs (in Shares)				13,458,293					0
Reclassification of prepaid PIPE(2)	[3]	3,500		$ 0		3,500	0	0	$ 0
Reclassification of prepaid PIPE(2) (in Shares)	[3]			350,000					0
Conversion of preferred warrant		4,697		$ 0		4,697	0	0	$ 0
Reclassification of Legacy Complete Solaria common stock into Complete Solaria Common Stock		1		(1)		2	0	0	0
Issuance of common stock in connection with forward purchase agreements(3)	[4]	$ 35,490		$ 1		35,489	0	0	$ 0
Issuance of common stock in connection with forward purchase agreements(3) (in Shares)		2,745,879		5,558,488	[4]				0	[4]
Issuance of common stock bonus shares in connection with Merger(4)	[5]	$ 2,394	[1]	$ 0		2,394	0	0	$ 0
Issuance of common stock bonus shares in connection with Merger(4) (in Shares)	[5]			463,976					0
Residual Merger proceeds		161		$ 0		161	0	0	$ 0
Modification of Carlyle warrant		(10,862)		0		(10,862)	0	0	0
Exercise of common stock options		$ 57		$ 0		57	0	0	$ 0
Exercise of common stock options (in Shares)		67,292		67,292					0
Issuance of common stock warrants		$ 12,689
Stock-based compensation		4,156		$ 0		4,156	0	0	$ 0
Vesting of restricted stock units		52		$ 0		52	0	0	$ 0
Vesting of restricted stock units (in Shares)				21,690					0
Foreign currency translation		24		$ 0		0	0	24	$ 0
Net loss		(241,906)		0		0	(241,906)	0	$ 0
Balance at Oct. 01, 2023		(50,783)		$ 7		276,438	(327,279)	51
Balance (in Shares) at Oct. 01, 2023				45,312,243					0
Balance at Jul. 02, 2023							(120,397)				(83,260)		37,096		41	$ 155,630	$ 72,370		$ 3		$ 192,723		$ (120,397)		$ 41
Balance (in Shares) at Jul. 02, 2023												7,089,948				34,311,133			19,999,721								0
Retroactive application of recapitalization											$ 155,630	$ 3	$ 155,627	$ 0	$ 0	$ (155,630)
Retroactive application of recapitalization (in Shares)												12,909,773				(34,311,133)
Conversion of 2022 Convertible Notes into common stock		40,952		$ 2		40,950	0	0	$ 0
Conversion of 2022 Convertible Notes into common stock (in Shares)				5,460,075					0
Issuance of common stock upon the reverse capitalization, net of offering costs		5,220		$ 2		5,218	0	0	$ 0
Issuance of common stock upon the reverse capitalization, net of offering costs (in Shares)				13,458,293					0
Reclassification of prepaid PIPE(2)	[3]	3,500		$ 0		3,500	0	0	$ 0
Reclassification of prepaid PIPE(2) (in Shares)				350,000	[3]				0
Conversion of preferred warrant		4,697		$ 0		4,697	0	0	$ 0
Reclassification of Legacy Complete Solaria common stock into Complete Solaria Common Stock		1		(1)		2	0	0	0
Issuance of common stock in connection with forward purchase agreements(3)	[4]	35,490		$ 1		35,489	0	0	$ 0
Issuance of common stock in connection with forward purchase agreements(3) (in Shares)	[4]			5,558,488					0
Issuance of common stock bonus shares in connection with Merger(4)	[5]	2,394		$ 0		2,394	0	0	$ 0
Issuance of common stock bonus shares in connection with Merger(4) (in Shares)	[5]			463,976					0
Residual Merger proceeds		161		$ 0		161	0	0	$ 0
Modification of Carlyle warrant		(10,862)		0		(10,862)	0	0	0
Stock-based compensation		2,114		0		2,114	0	0	0
Vesting of restricted stock units		52		$ 0		52	0	0	$ 0
Vesting of restricted stock units (in Shares)				21,690					0
Foreign currency translation		10		$ 0		0	0	10	$ 0
Net loss		(206,882)		0		0	(206,882)	0	$ 0
Balance at Oct. 01, 2023		$ (50,783)		$ 7		$ 276,438	$ (327,279)	$ 51
Balance (in Shares) at Oct. 01, 2023				45,312,243					0

[1]	Includes $0.7 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for bonus shares issued to related parties in connection with the Mergers.
[2]	Includes 1,315,287 shares of Series D-1 redeemable convertible preferred stock with a carrying value of $6.3 million, issued to related parties.
[3]	Reclassification of pre-funded PIPE was transacted with a related party.
[4]	Includes 4,508,488 shares of Complete Solaria Common Stock issued to related parties.
[5]	Includes 120,000 shares of Complete Solaria Common Stock issued to related parties.